PLANT, PROPERTY AND EQUIPMENT (Details) (CAD)	12 Months Ended																																																																																												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Natural Gas Pipelines	Dec. 31, 2011 Natural Gas Pipelines	Dec. 31, 2012 Natural Gas Pipelines Pipeline Mexico	Dec. 31, 2011 Natural Gas Pipelines Pipeline Mexico	Dec. 31, 2012 Natural Gas Pipelines Canadian Mainline	Dec. 31, 2011 Natural Gas Pipelines Canadian Mainline	Dec. 31, 2012 Natural Gas Pipelines Canadian Mainline Pipeline	Dec. 31, 2011 Natural Gas Pipelines Canadian Mainline Pipeline	Dec. 31, 2012 Natural Gas Pipelines Canadian Mainline Compression	Dec. 31, 2011 Natural Gas Pipelines Canadian Mainline Compression	Dec. 31, 2012 Natural Gas Pipelines Canadian Mainline Metering and other	Dec. 31, 2011 Natural Gas Pipelines Canadian Mainline Metering and other	Dec. 31, 2012 Natural Gas Pipelines Canadian Mainline Property, plant and equipment excluding under construction	Dec. 31, 2011 Natural Gas Pipelines Canadian Mainline Property, plant and equipment excluding under construction	Dec. 31, 2012 Natural Gas Pipelines Canadian Mainline Under construction	Dec. 31, 2011 Natural Gas Pipelines Canadian Mainline Under construction	Dec. 31, 2012 Natural Gas Pipelines Alberta System	Dec. 31, 2011 Natural Gas Pipelines Alberta System	Dec. 31, 2012 Natural Gas Pipelines Alberta System Pipeline	Dec. 31, 2011 Natural Gas Pipelines Alberta System Pipeline	Dec. 31, 2012 Natural Gas Pipelines Alberta System Compression	Dec. 31, 2011 Natural Gas Pipelines Alberta System Compression	Dec. 31, 2012 Natural Gas Pipelines Alberta System Metering and other	Dec. 31, 2011 Natural Gas Pipelines Alberta System Metering and other	Dec. 31, 2012 Natural Gas Pipelines Alberta System Property, plant and equipment excluding under construction	Dec. 31, 2011 Natural Gas Pipelines Alberta System Property, plant and equipment excluding under construction	Dec. 31, 2012 Natural Gas Pipelines Alberta System Under construction	Dec. 31, 2011 Natural Gas Pipelines Alberta System Under construction	Dec. 31, 2012 Natural Gas Pipelines ANR	Dec. 31, 2011 Natural Gas Pipelines ANR	Dec. 31, 2012 Natural Gas Pipelines ANR Pipeline	Dec. 31, 2011 Natural Gas Pipelines ANR Pipeline	Dec. 31, 2012 Natural Gas Pipelines ANR Compression	Dec. 31, 2011 Natural Gas Pipelines ANR Compression	Dec. 31, 2012 Natural Gas Pipelines ANR Metering and other	Dec. 31, 2011 Natural Gas Pipelines ANR Metering and other	Dec. 31, 2012 Natural Gas Pipelines ANR Property, plant and equipment excluding under construction	Dec. 31, 2011 Natural Gas Pipelines ANR Property, plant and equipment excluding under construction	Dec. 31, 2012 Natural Gas Pipelines ANR Under construction	Dec. 31, 2011 Natural Gas Pipelines ANR Under construction	Dec. 31, 2012 Natural Gas Pipelines Other Natural Gas Pipelines	Dec. 31, 2011 Natural Gas Pipelines Other Natural Gas Pipelines	Dec. 31, 2012 Natural Gas Pipelines Other Natural Gas Pipelines Property, plant and equipment excluding under construction	Dec. 31, 2011 Natural Gas Pipelines Other Natural Gas Pipelines Property, plant and equipment excluding under construction	Dec. 31, 2012 Natural Gas Pipelines Other Natural Gas Pipelines Under construction	Dec. 31, 2011 Natural Gas Pipelines Other Natural Gas Pipelines Under construction	Dec. 31, 2012 Natural Gas Pipelines GTN Pipeline	Dec. 31, 2011 Natural Gas Pipelines GTN Pipeline	Dec. 31, 2012 Natural Gas Pipelines Great Lakes Pipeline	Dec. 31, 2011 Natural Gas Pipelines Great Lakes Pipeline	Dec. 31, 2012 Natural Gas Pipelines Foothills Pipeline	Dec. 31, 2011 Natural Gas Pipelines Foothills Pipeline	Dec. 31, 2012 Natural Gas Pipelines Other Pipeline	Dec. 31, 2011 Natural Gas Pipelines Other Pipeline	Dec. 31, 2012 Oil Pipelines	Dec. 31, 2011 Oil Pipelines	Dec. 31, 2012 Oil Pipelines Under construction	Dec. 31, 2011 Oil Pipelines Under construction	Dec. 31, 2012 Oil Pipelines Keystone Pipeline	Dec. 31, 2011 Oil Pipelines Keystone Pipeline	Dec. 31, 2012 Oil Pipelines Keystone Property, plant and equipment excluding under construction	Dec. 31, 2011 Oil Pipelines Keystone Property, plant and equipment excluding under construction	Dec. 31, 2012 Oil Pipelines Keystone Under construction	Dec. 31, 2011 Oil Pipelines Keystone Under construction	Dec. 31, 2012 Oil Pipelines Keystone Pumping equipment	Dec. 31, 2011 Oil Pipelines Keystone Pumping equipment	Dec. 31, 2012 Oil Pipelines Keystone Tanks and other	Dec. 31, 2011 Oil Pipelines Keystone Tanks and other	Dec. 31, 2012 Oil Pipelines Gulf Coast Project Under construction	Dec. 31, 2011 Oil Pipelines Gulf Coast Project Under construction	Dec. 31, 2012 Energy	Dec. 31, 2011 Energy	Dec. 18, 2012 Energy CrossAlta Gas Storage & Services Ltd.	Dec. 31, 2012 Energy Property, plant and equipment excluding under construction	Dec. 31, 2011 Energy Property, plant and equipment excluding under construction	Dec. 31, 2012 Energy Under construction	Dec. 31, 2011 Energy Under construction	Dec. 31, 2012 Energy Natural Gas - Ravenswood	Dec. 31, 2011 Energy Natural Gas - Ravenswood	Dec. 31, 2012 Energy Natural Gas - Other	Dec. 31, 2011 Energy Natural Gas - Other	Dec. 31, 2012 Energy Hydro	Dec. 31, 2011 Energy Hydro	Dec. 31, 2012 Energy Wind	Dec. 31, 2011 Energy Wind	Dec. 31, 2012 Energy Natural Gas Storage	Dec. 31, 2011 Energy Natural Gas Storage	Dec. 31, 2012 Energy Other	Dec. 31, 2011 Energy Other	Dec. 31, 2012 Energy Facilities under PPAs	Dec. 31, 2011 Energy Facilities under PPAs	Dec. 31, 2010 Energy Facilities under PPAs	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate
Plant, property and equipment
Cost	50,253,000,000	47,873,000,000		32,330,000,000	31,200,000,000	536,000,000	547,000,000	12,725,000,000	12,558,000,000	8,801,000,000	8,785,000,000	3,370,000,000	3,362,000,000	391,000,000	383,000,000	12,562,000,000	12,530,000,000	163,000,000	28,000,000	10,520,000,000	9,778,000,000	7,214,000,000	6,701,000,000	1,885,000,000	1,778,000,000	958,000,000	931,000,000	10,057,000,000	9,410,000,000	463,000,000	368,000,000	1,961,000,000	1,912,000,000	864,000,000	858,000,000	514,000,000	510,000,000	520,000,000	524,000,000	1,898,000,000	1,892,000,000	63,000,000	20,000,000	7,124,000,000	6,952,000,000	6,827,000,000	6,919,000,000	297,000,000	33,000,000	1,565,000,000	1,589,000,000	1,544,000,000	1,577,000,000	1,634,000,000	1,630,000,000	1,548,000,000	1,576,000,000	10,507,000,000	9,387,000,000	3,678,000,000	2,433,000,000	4,897,000,000	4,904,000,000	6,829,000,000	6,954,000,000			1,560,000,000	1,502,000,000	372,000,000	548,000,000			7,262,000,000	7,157,000,000		7,126,000,000	6,849,000,000	136,000,000	308,000,000	1,799,000,000	1,799,000,000	2,975,000,000	3,002,000,000	634,000,000	620,000,000	907,000,000	843,000,000	677,000,000	454,000,000	134,000,000	131,000,000	601,000,000	605,000,000		154,000,000	129,000,000
Accumulated Depreciation	16,540,000,000	15,406,000,000		14,782,000,000	13,998,000,000	59,000,000	39,000,000	7,254,000,000	6,898,000,000	5,192,000,000	4,958,000,000	1,880,000,000	1,765,000,000	182,000,000	175,000,000	7,254,000,000	6,898,000,000			4,818,000,000	4,580,000,000	3,221,000,000	3,062,000,000	1,177,000,000	1,109,000,000	420,000,000	409,000,000	4,818,000,000	4,580,000,000			202,000,000	178,000,000	49,000,000	47,000,000	72,000,000	72,000,000	81,000,000	59,000,000	202,000,000	178,000,000			2,508,000,000	2,342,000,000	2,508,000,000	2,342,000,000			411,000,000	370,000,000	750,000,000	741,000,000	1,062,000,000	1,005,000,000	226,000,000	187,000,000	275,000,000	133,000,000			177,000,000	80,000,000	275,000,000	133,000,000			75,000,000	38,000,000	23,000,000	15,000,000			1,429,000,000	1,224,000,000		1,429,000,000	1,224,000,000			290,000,000	220,000,000	746,000,000	665,000,000	106,000,000	90,000,000	118,000,000	88,000,000	83,000,000	78,000,000	86,000,000	83,000,000	55,000,000	34,000,000		54,000,000	51,000,000
Net Book Value	33,713,000,000	32,467,000,000		17,548,000,000	17,202,000,000	477,000,000	508,000,000	5,471,000,000	5,660,000,000	3,609,000,000	3,827,000,000	1,490,000,000	1,597,000,000	209,000,000	208,000,000	5,308,000,000	5,632,000,000	163,000,000	28,000,000	5,702,000,000	5,198,000,000	3,993,000,000	3,639,000,000	708,000,000	669,000,000	538,000,000	522,000,000	5,239,000,000	4,830,000,000	463,000,000	368,000,000	1,759,000,000	1,734,000,000	815,000,000	811,000,000	442,000,000	438,000,000	439,000,000	465,000,000	1,696,000,000	1,714,000,000	63,000,000	20,000,000	4,616,000,000	4,610,000,000	4,319,000,000	4,577,000,000	297,000,000	33,000,000	1,154,000,000	1,219,000,000	794,000,000	836,000,000	572,000,000	625,000,000	1,322,000,000	1,389,000,000	10,232,000,000	9,254,000,000	3,678,000,000	2,433,000,000	4,720,000,000	4,824,000,000	6,554,000,000	6,821,000,000			1,485,000,000	1,464,000,000	349,000,000	533,000,000			5,833,000,000	5,933,000,000		5,697,000,000	5,625,000,000	136,000,000	308,000,000	1,509,000,000	1,579,000,000	2,229,000,000	2,337,000,000	528,000,000	530,000,000	789,000,000	755,000,000	594,000,000	376,000,000	48,000,000	48,000,000				100,000,000	78,000,000
Amount capitalized relating to the equity portion of AFUDC	300,000,000	302,000,000	587,000,000	32,000,000	23,000,000
Amount under construction																																																																								1,500,000,000	900,000,000
Amount of construction in progress, which remains subject to regulatory approvals																																																																		2,000,000,000	1,500,000,000
Revenues recognized through the sale of electricity	2,704,000,000	2,768,000,000	2,730,000,000																																																																																										73,000,000	53,000,000	15,000,000
Acquisition of ownership interest																																																																												40.00%